CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 7,527,631	$ 1,091,404	¥ 3,429,201
Class A ordinary shares
Common shares, par value | $ / shares		$ 0.50
Common shares, authorized	400,000,000	400,000,000	400,000,000
Common shares, issued	68,201,056	68,201,056	68,286,954
Common shares, outstanding	68,201,056	68,201,056	68,286,954
Class B ordinary shares
Common shares, par value | $ / shares		$ 0.50
Common shares, authorized	100,000,000	100,000,000	100,000,000
Common shares, issued	34,762,909	34,762,909	34,762,909
Common shares, outstanding	34,762,909	34,762,909	34,762,909